Earnings Per Share (Textual) (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,949	41,787	31,949	41,787	31,949	46,451	58,581
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	8,643	8,585	8,876	9,254	9,154	7,871	7,178
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,949	42,437	31,949	42,437	31,949	46,451	58,581
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55	$ 17.55	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 37.48	$ 40.24	$ 37.48	$ 40.24	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	24,700	27,000	24,700	27,250	27,250	28,282	39,808